Investment Strategy	Sep. 30, 2025
BNY Mellon Fixed Income Completion Funds (FICS) - C
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income and other debt securities of U.S. and foreign issuers. The fixed-income and other debt securities in which the fund may invest as part of its principal investment strategy include: (i) securities issued or guaranteed by the U.S. government, its agencies or government sponsored enterprises (U.S. government securities); (ii) corporate debt securities, including bonds, notes, debentures and corporate commercial paper, issued by U.S. and non-U.S. corporations and other entities; (iii) mortgage-related securities, including commercial mortgage-backed securities; (iv) asset-backed securities; (v) inflation indexed bonds issued by governments or corporations; (vi) collateralized debt obligations (CDOs), including collateralized bond obligations (CBOs), collateralized loan obligations (CLOs) and other similarly structured securities; and (vii) debt securities issued by states or local governments or their agencies, authorities or other government sponsored enterprises, whether tax exempt or taxable (municipal securities). These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in-kind and auction rate features.

The fund may invest in securities of any maturity or duration and does not expect to target any specific range of maturity or duration. The dollar-weighted average maturity of the fund's portfolio will vary from time to time depending on the sub-adviser's views on the direction of interest rates. A debt security's maturity is the length of time until the principal must be fully repaid with interest. Dollar-weighted average maturity is an average of the stated maturities of the securities held by the fund, based on their dollar-weighted proportions in the fund. Duration is an indication of an investment's "interest rate risk," or how sensitive a security or the fund's portfolio may be to changes in interest rates.

The fund may invest in the securities of U.S. and foreign issuers, including up to 20% of its net assets in securities of issuers in emerging market countries, and securities denominated in a currency other than the U.S. dollar.

The fund may invest in securities rated below investment grade ("high yield" or "junk" bonds) or the unrated equivalent as determined by the fund's sub-adviser. Typically, however, the majority of the fund's assets invested in debt and debt-related securities will be rated investment grade or the unrated equivalent as determined by the sub-adviser.

The fund's investments are concentrated (i.e., more than 25% of the fund's total assets) in the securities of issuers in the asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities group of industries including, without limitation, securities in such group of industries issued by government agencies or other governmental entities or by private originators or issuers.

In constructing the fund's portfolio, the sub-adviser relies primarily on proprietary, internally-generated credit research. This credit research focuses on both industry/sector analysis and detailed individual security selection. The fund's sub-adviser seeks to identify investment opportunities for the fund based on its evaluation of the relative value of sectors and securities and the credit risk of individual issuers. The sub-adviser uses fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in fixed-income markets. The sub-adviser analyzes individual issuer credit risk based on factors such as management depth and experience, competitive advantage, market and product position and overall financial strength. The sub-adviser may supplement its internal research with external, third-party credit research and related credit tools.

The fund may, but is not required to, use derivative instruments as a substitute for investing directly in an underlying asset, to increase returns, to manage interest rate or credit risk, to manage the effective duration or maturity of the fund's portfolio, as part of a hedging strategy or for other purposes related to the management of the fund. The derivative instruments in which the fund may invest typically include options, futures and options on futures (including those relating to securities, indices and interest rates), swaps (including total return, currency, interest rate and credit default swaps), and other derivative instruments (including structured notes).

The fund may sell securities when the sub-adviser anticipates market declines or credit downgrades. In addition, the fund may sell securities when the sub-adviser identifies new investment opportunities.

BNY Mellon Fixed Income Completion Funds (FICS) - CP
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income and other debt securities of U.S. and foreign issuers. The fixed-income and other debt securities in which the fund may invest as part of its principal investment strategy include: (i) securities issued or guaranteed by the U.S. government, its agencies or government sponsored enterprises (U.S. government securities); (ii) corporate debt securities, including bonds, notes, debentures and corporate commercial paper, issued by U.S. and non-U.S. corporations and other entities; (iii) floating rate loans and other floating rate (including inverse floating rate) securities; (iv) loan participations and assignments; (v) debt securities issued by states or local governments or their agencies, authorities or other government sponsored enterprises, whether tax exempt or taxable (municipal securities); (vi) obligations of foreign governments or their subdivisions, agencies or government sponsored enterprises; and (vii) obligations of international agencies or supranational entities. These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in-kind and auction rate features.

The fund may invest in securities of any maturity or duration and does not expect to target any specific range of maturity or duration. The dollar-weighted average maturity of the fund's portfolio will vary from time to time depending on the sub-adviser's views on the direction of interest rates. A debt security's maturity is the length of time until the principal must be fully repaid with interest. Dollar-weighted average maturity is an average of the stated maturities of the securities held by the fund, based on their dollar-weighted proportions in the fund. Duration is an indication of an investment's "interest rate risk," or how sensitive a security or the fund's portfolio may be to changes in interest rates.

The fund may invest in the securities of U.S. and foreign issuers, including up to 20% of its net assets in securities of issuers in emerging market countries, and securities denominated in a currency other than the U.S. dollar.

The fund may invest without limit in high yield securities. Such securities are rated, at the time of investment, below investment grade (i.e., below BBB- or Baa3) by one or more nationally recognized statistical rating organizations (NRSROs), or, if unrated, determined to be of comparable quality by the fund's sub-adviser. Because the issuers of high yield securities may be at an early stage of development or may have been unable to repay past debts, these securities typically must offer higher yields than investment grade securities to compensate investors for greater credit risk.

In constructing the fund's portfolio, the sub-adviser relies primarily on proprietary, internally-generated credit research. This credit research focuses on both industry/sector analysis and detailed individual security selection. The fund's sub-adviser seeks to identify investment opportunities for the fund based on its evaluation of the relative value of sectors and securities and the credit risk of individual issuers. The sub-adviser uses fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in fixed-income markets. The sub-adviser analyzes individual issuer credit risk based on factors such as management depth and experience, competitive advantage, market and product position and overall financial strength. The sub-adviser may supplement its internal research with external, third-party credit research and related credit tools.

The fund may, but is not required to, use derivative instruments as a substitute for investing directly in an underlying asset, to increase returns, to manage interest rate or credit risk, to manage the effective duration or maturity of the fund's portfolio, as part of a hedging strategy or for other purposes related to the management of the fund. The derivative instruments in which the fund may invest typically include options, futures and options on futures (including those relating to securities, indices and interest rates), swaps (including total return, currency, interest rate and credit default swaps), and other derivative instruments (including structured notes).

The fund may sell securities when the sub-adviser anticipates market declines or credit downgrades. In addition, the fund may sell securities when the sub-adviser identifies new investment opportunities.